Benefit Plans and Stock-Based Compensation - Additional Information (Parenthetical) (Detail) $ in Thousands, $ in Thousands			12 Months Ended
	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 CAD ($) shares	Mar. 28, 2020 USD ($) shares	Mar. 28, 2020 CAD ($) shares	Mar. 30, 2019 shares	Mar. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity cash-out payment, option					(51,400)	(60,000)
Former Senior Executive [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity cash-out payment	$ 42,000	$ 54,000	$ 16,000	$ 20,000
Omnibus LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity cash-out payment, option	25,000	25,000	14,000	14,000
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity cash-out payment, option	35,000	35,000	35,000	35,000
Birks Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity cash-out payment, option			2,400	2,400